Debt - Schedule of Maturities of Long-term Debt (Details)	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 4,852,023
2022	1,987,520
2023	1,440,275
2024
2025
Thereafter
Long-term Debt, Gross	8,279,818
Less: debt discount	(349,341)
Long-term Debt	$ 7,930,477